Investments in debt securities (Details Narrative) - USD ($) $ in Thousands	1 Months Ended		6 Months Ended
	Apr. 28, 2025	Feb. 07, 2025	Jun. 25, 2025	Jun. 30, 2025	Dec. 31, 2024
Marketable Securities [Line Items]
Debt Securities				$ 35,259	$ 25,230
Proceeds from Sale and Maturity of Held-to-Maturity Securities	$ 5,000
Five year investment 2025 [Member]
Marketable Securities [Line Items]
Debt Securities, Held-to-Maturity, Fair Value		$ 10,000
interest income frequence receipt		quarterly basis on the 14th day of February, May, August and November in each year from, and including, May 14, 2025, to, and including, August 14, 2030
Seven year invstment 2025 [Member]
Marketable Securities [Line Items]
Debt Securities, Held-to-Maturity, Fair Value			$ 5,000
interest income frequence receipt			quarterly basis on the 2nd day of July, October, January and April in each year from, and including, October 2, 2025, to, and including, July 2, 2026